8. STOCK OPTIONS AND WARRANTS	12 Months Ended
Sep. 30, 2023
Notes
8. STOCK OPTIONS AND WARRANTS

8.STOCK OPTIONS AND WARRANTS

a)Stock option compensation plan

The Company grants stock options to directors, officers, employees and consultants pursuant to the Company’s Stock Option Plan (the “Plan”).  The number of options that may be issued pursuant to the Plan are limited to 10% of the Company’s issued and outstanding common shares and to other restrictions with respect to any single participant (not greater than 5% of the issued common shares) or any one consultant (not greater than 2% of the issued common shares).

Options granted to consultants performing investor relations activities will contain vesting provisions such that vesting occurs over at least 12 months with no more than one quarter of the options vesting in any 3-month period.

Vesting provisions may also be applied to other option grants, at the discretion of the directors.  Options issued pursuant to the Plan will have an exercise price as determined by the directors, and permitted by the TSX-V, at the time of the grant. Options have a maximum expiry date of 5 years from the grant date.

On August 14, 2023, the Company’s stock options were consolidated on a 5 for 1 basis and the exercise prices were reflected as such (Note 7(b)).

Stock option transactions and the number of stock options for the year ended September 30, 2023 are summarized as follows:

Expiry date	Exercise price	September 30, 2022	Granted	Exercised	Expired / cancelled	September 30, 2023
March 14, 2023	$0.50	168,000	-	-	(168,000)	-
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	-	100,000
Options outstanding		2,174,000	-	-	(168,000)	2,006,000
Options exercisable		2,174,000	-	-	(168,000)	2,006,000
Weighted average exercise price		$0.54	$Nil	$Nil	$0.50	$0.54

As at September 30, 2023, the weighted average contractual remaining life of options is 2.64 years (September 30, 2022 – 3.39 years; September 30, 2021 – 3.11 years).  The weighted average fair value of stock options granted during the year ended September 30, 2023 was $Nil (2022 - $0.30; 2021 - $0.50).

Stock option transactions and the number of stock options for the year ended September 30, 2022 are summarized as follows:

Expiry date	Exercise price	September 30, 2021	Granted	Exercised	Expired / cancelled	September 30, 2022
March 14, 2023	$0.50	168,000	-	-	-	168,000
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	-	1,160,000	-	-	1,160,000
March 17, 2027	$0.50	-	100,000	-	-	100,000
Options outstanding		914,000	1,260,000	-	-	2,174,000
Options exercisable		4,570,000	1,260,000	-	-	2,174,000
Weighted average exercise price		$0.59	$0.50	$Nil	$Nil	$0.54

Stock option transactions and the number of stock options for the year ended September 30, 2021 are summarized as follows:

Expiry date	Exercise price	September 30, 2020	Granted	Exercised	Expired / cancelled	September 30, 2021
April 26, 2021	$1.25	20,000	-	-	(20,000)	-
September 30, 2021	$0.75	249,000	-	-	(249,000)	-
March 14, 2023	$0.50	168,000	-	-	-	168,000
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	-	401,000	-	-	401,000
Options outstanding		782,000	401,000	-	(269,000)	914,000
Options exercisable		782,000	401,000	-	(269,000)	914,000
Weighted average exercise price		$0.60	$0.70	$Nil	$0.79	$0.59

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Risk-free interest rate	n/a	1.32% - 1.34%	1.29%
Expected life	n/a	5 years	5 years
Expected volatility	n/a	104.30% - 104.41%	101.56%
Expected dividend yield	n/a	nil	nil

b)Warrants

On August 14, 2023, the Company’s warrants were consolidated on a 5 for 1 basis and the warrant quantities and exercise prices are reflected as such (Note 7(b)).

The continuity of warrants for the year ended September 30, 2023 is as follows:

Expiry date		Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022		$1.00	767,037	-	-	(767,037)	-
March 15, 2023	(a)	$0.25	3,820,000	-	(87,860)	(3,732,140)	-
May 19, 2025		$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	(b)	$0.50	-	87,860	-	-	87,860
Outstanding			5,587,037	87,860	(87,860)	(4,499,177)	1,087,860
Weighted average exercise price			$0.59	$0.50	$0.25	$0.38	$0.61

(a)On February 15, 2023, the exercise price of the 3,820,000 warrants was amended from $0.50 to $0.25 and the expiry date was extended to March 15, 2023.

(b)Pursuant to the warrant incentive program, 87,860 warrants were exercised for 87,860 common shares and 87,860 incentive warrants at a price of $0.50 expiring on March 15, 2025.

As at September 30, 2023, the weighted average contractual remaining life of warrants is 1.62 years (September 30, 2022 – 0.75 years; September 30, 2021 – 1.15 years).

The continuity of warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
July 9, 2022	$0.50	2,270,000	-	-	(2,270,000)	-
October 9, 2022	$1.00	767,037	-	-	-	767,037
February 25, 2023	$0.50	3,820,000	-	-	-	3,820,000
May 19, 2025	$0.625	-	1,000,000	-	-	1,000,000
Outstanding		6,857,037	1,000,000	-	(2,270,000)	5,587,037
Weighted average exercise price		$0.56	$0.625	$Nil	$0.50	$0.59

The continuity of warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
December 24, 2020	$0.50	880,000	-	(660,000)	(220,000)	-
July 9, 2022	$0.50	2,520,000	-	(250,000)	-	2,270,000
February 25, 2023	$0.50	4,158,000	-	(338,000)	-	3,820,000
October 9, 2022	$1.00	-	767,037	-	-	767,037
Outstanding		7,558,000	767,037	(1,248,000)	(220,000)	6,857,037
Weighted average exercise price		$0.50	$1.00	$0.50	$0.50	$0.56

c)Finder’s warrants

On August 14, 2023, the Company’s finder’s warrants were consolidated on a 5 for 1 basis and the finder’s warrant quantities and exercise prices are reflected as such (Note 7(b)).

The continuity of finder’s warrants for the year ended September 30, 2023 is as follows:

Expiry date	Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022	$0.675	267,807	-	-	(267,807)	-
June 14, 2023	$0.60	133,117	-	-	(133,117)	-
Outstanding		400,924	-	-	(400,924)	-
Weighted average exercise price		$0.65	$Nil	$Nil	$0.65	$Nil

As at September 30, 2023, the weighted average contractual remaining life of finder’s warrants is Nil years (September 30, 2022 – 0.25 years; September 30, 2021 – 1.25 years).

The continuity of finder’s warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
October 9, 2022	$0.675	267,807	-	-	-	267,807
June 14, 2023	$0.60	133,117	-	-	-	133,117
Outstanding		400,924	-	-	-	400,924
Weighted average exercise price		$0.65	$Nil	$Nil	$Nil	$0.65

The continuity of finder’s warrants for the year ended September 30, 2021 is as follows:

Expiry date	Exercise price	September 30, 2020	Issued	Exercised	Expired	September 30, 2021
February 25, 2021	$0.25	161,220	-	(11,220)	(150,000)	-
October 9, 2022	$0.675	-	267,807	-	-	267,807
June 14, 2023	$0.60	-	133,117	-	-	133,117
Outstanding		161,220	400,924	(11,220)	(150,000)	400,924
Weighted average exercise price		$0.25	$0.65	$0.25	$0.25	$0.65

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Risk-free interest rate	n/a	n/a	1.09%
Expected life	n/a	n/a	2 years
Expected volatility	n/a	n/a	120.96%
Expected dividend yield	n/a	n/a	nil